STOCKHOLDERS’ DEFICIT (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2022	Jun. 30, 2022
Equity [Abstract]
SCHEDULE OF SHARE BASED COMPENSATION STOCK OPTIONS ACTIVITY

A summary of the Company’s option activity during the six months ended December 31, 2022 is presented below:

		Weighted
	Number of	Average Exercise
	Shares	Price Per Share
Outstanding at June 30, 2022	59	$4,533
Granted	-	-
Exercised	-	-
Forfeited	-	-
Expired	-	-
Outstanding at December 31, 2022	59	$4,533

Exercisable at December 31, 2022	59	$4,533
Outstanding and Exercisable:

Weighted average remaining contractual term	6.37
Weighted average fair value of options granted during the period	$-
Aggregate intrinsic value	$-

A summary of the Company’s stock option activity during the years ended June 30, 2022 and 2021 is presented below:

		Weighted
	Number of	Average
	Options	Price Per Share
Outstanding at June 30, 2020	60	$76,370
Issued	-	-
Exercised	-	-
Expired	(1)	3,750,000
Outstanding at June 30, 2021	59	$13,730
Issued	-	-
Exercised	-	-
Expired	-	-
Outstanding at June 30, 2022	59	$4,533

Exercisable at June 30, 2022	59	$4,531
Outstanding and Exercisable:

Weighted average remaining contractual term	6.88
Weighted average fair value of options granted during the period	$-
Aggregate intrinsic value	$-

SCHEDULE OF WARRANT ACTIVITY

The following table summarizes warrant activity for the six months ended December 31, 2022:

		Weighted
	Number of	Average
	Shares	Price Per Share
Outstanding at June 30, 2022	105,420	$200.27
Granted	3,305,000	0.01
Exercised	(5,960)	65.77
Forfeited	(1,000)	2,000.00
Expired	-	-
Outstanding at December 31, 2022	3,403,460 *	$5.51

Exercisable at December 31, 2022	3,379,711	$5.55
Outstanding and Exercisable:

Weighted average remaining contractual term	2.58
Aggregate intrinsic value	$-

*	The total warrants of 3,403,460 above consisted of the following:

The following table summarizes common stock warrant activity for the years ended June 30, 2022 and 2021:

		Weighted
	Number of	Average
	Warrants	Price Per Share
Outstanding at June 30, 2020	151,170	$150.00
Issued	-	-
Exercised	(29,841)	26.15
Forfeited	-	-
Expired	-	-
Outstanding at June 30, 2021	121,329	$179.63
Issued	-	-
Exercised	(15,909)	42.86
Forfeited	-	-
Expired	-	-
Outstanding at June 30, 2022	105,420 *	$200.27

Exercisable at June 30, 2022	76,671	$275.37
Outstanding and Exercisable:

Weighted average remaining contractual term	0.77
Aggregate intrinsic value	$-

*	The total warrants of 105,420 above consisted of the following:

SCHEDULE OF WARRANT OUTSTANDING AND EXERCISABLE

	Number of Warrants	Exercisable
Series A warrants	9,986	9,986
Series B warrants	23,750	23,750
Series C warrants	63,749	40,000
Warrants with no class designation	3,305,975	3,305,975
Total	3,403,460	3,379,711

	Number of Warrants	Exercisable
Series A warrants	10,946	10,946
Series B warrants	28,750	28,750
Series C warrants	63,749	35,000
Warrants with no class designation	1,975	1,975
Total	105,420	76,671